Schedule of investments
Nomura Natural Resources Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.24%♣
Agricultural Products and Services — 2.22%
Bunge Global	47,484	$ 5,067,967
		5,067,967
Aluminum — 1.59%
Alcoa	69,549	3,626,285
		3,626,285
Coal & Consumable Fuels — 5.73%
Core Natural Resources	86,110	6,890,522
Peabody Energy	161,759	3,739,868
Yellow Cake 144A #, †	349,110	2,441,363
		13,071,753
Construction & Engineering — 1.34%
Arcosa	21,094	3,064,747
		3,064,747
Construction Materials — 3.76%
CRH	80,106	8,571,342
		8,571,342
Copper — 1.51%
First Quantum Minerals †	125,900	3,439,003
		3,439,003
Diversified Metals & Mining — 8.53%
Anglo American	110,063	5,398,864
China Metal Recycling Holdings =, †	30,000,000	0
Glencore	1,059,720	7,225,624
Hudbay Minerals	289,397	6,832,663
		19,457,151
Fertilizers & Agricultural Chemicals — 8.44%
CF Industries Holdings	20,572	2,227,125
Corteva	69,111	5,853,011
Nutrien	177,433	11,169,407
		19,249,543
Forest Products — 3.86%
Louisiana-Pacific	49,283	3,876,601
West Fraser Timber	72,981	4,940,529
		8,817,130
Gold — 11.02%
Agnico Eagle Mines	35,970	5,580,026
Coeur Mining	178,575	2,914,344
Eldorado Gold	92,260	2,868,363
Franco-Nevada	26,890	5,604,952
G Mining Ventures †	124,890	3,657,100
Kinross Gold	191,040	4,512,365
		25,137,150
Integrated Oil & Gas — 5.39%
BP ADR	200,290	7,400,715
Shell	126,269	4,906,181
		12,306,896
Oil & Gas Equipment & Services — 3.84%
SLB	129,200	6,006,508
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Oil & Gas Equipment & Services (continued)
Weatherford International	33,720	$ 2,748,180
		8,754,688
Oil & Gas Exploration & Production — 24.02%
Canadian Natural Resources	237,280	9,389,144
Chord Energy	29,805	3,406,712
ConocoPhillips	62,390	6,486,064
Diamondback Energy	53,982	9,488,956
Expand Energy	70,971	6,471,845
Kimbell Royalty Partners	361,972	5,259,453
Ovintiv	174,070	9,164,786
Permian Resources Class A	278,774	5,132,229
		54,799,189
Oil & Gas Refining & Marketing — 1.14%
Valero Energy	9,970	2,596,587
		2,596,587
Packaged Foods & Meats — 3.66%
JBS Class A	396,390	4,697,222
Pilgrim's Pride	130,310	3,663,014
		8,360,236
Paper & Plastic Packaging Products & Materials — 4.83%
International Paper	141,694	5,398,542
Smurfit Westrock	121,570	5,623,828
		11,022,370
Precious Metals & Minerals — 1.27%
Northam Platinum Holdings	200,500	2,896,405
		2,896,405
Steel — 5.09%
Commercial Metals	77,630	4,871,283
Steel Dynamics	29,413	6,749,107
		11,620,390
Total Common Stocks (cost $241,891,476)		221,858,832

Short-Term Investments — 2.94%
Money Market Mutual Funds — 2.94%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	1,676,753	1,676,753
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,676,752	1,676,752
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,676,752	1,676,752
NQ- IV955 [0626] 0826 (5831270)    1

Schedule of investments
Nomura Natural Resources Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	1,676,752	$ 1,676,752
Total Short-Term Investments (cost $6,707,009)		6,707,009

Total Value of Securities—100.18% (cost $248,598,485)		228,565,841
Liabilities Net of Receivables and Other Assets—(0.18%)		(410,517)
Net Assets Applicable to 10,097,843 Shares Outstanding—100.00%		$228,155,324

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $2,441,363, which represents 1.07% of the Fund’s net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ- IV955 [0626] 0826 (5831270)